Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 15, 2011
PowerShares S&P 500 High Beta Portfolio (Prospectus Summary): | PowerShares S&P 500 High Beta Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	POWERSHARES EXCHANGE-TRADED FUND TRUST II
Supplement Text	ck0001378872_SupplementTextBlock

SUPPLEMENT DATED OCTOBER 26, 2011 TO THE
PROSPECTUS DATED APRIL 15, 2011 OF:

PowerShares S&P 500 ® High Beta Portfolio
PowerShares S&P 500 ® Low Volatility Portfolio

Please Retain This Supplement For Future Reference.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Effective immediately, on page 5 of the Prospectus, the paragraph under the heading "Performance" is hereby deleted and replaced with the following:
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information is accessible on the Fund's website at www.InvescoPowerShares.com and will provide some indication of the risks of investing in the Fund.